Consolidated Statements of Cash Flows CAD in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Operating Activities
Net earnings		CAD 4,458.0	CAD 445.0
Adjustments for:
Depreciation, depletion, amortization and impairment		5,601.0	6,117.0
Deferred income taxes		249.0	(512.0)
Accretion		247.0	269.0
Unrealized foreign exchange gain on U.S. dollar denominated debt		(771.0)	(458.0)
Change in fair value of financial instruments and trading inventory		128.0	(7.0)
Gain on disposal of assets		(474.0)	(68.0)
Loss on extinguishment of long-term debt		51.0	99.0
Share-based compensation		31.0	142.0
Exploration		41.0	204.0
Settlement of decommissioning and restoration liabilities		(353.0)	(269.0)
Other		(69.0)	26.0
Increase in non-cash working capital		(173.0)	(308.0)
Cash flow provided by operating activities		8,966.0	5,680.0
Investing Activities
Capital and exploration expenditures		(6,551.0)	(6,582.0)
Cash acquired from Canadian Oil Sands Limited			109.0
Acquisitions		(308.0)	(1,014.0)
Proceeds from disposal of assets	[1]	1,611.0	229.0
Other investments		(38.0)	(25.0)
Decrease (increase) in non-cash working capital		267.0	(224.0)
Cash flow used in investing activities		(5,019.0)	(7,507.0)
Financing Activities
Net change in short-term debt		981.0	531.0
Repayment of long-term debt		(3,283.0)	(1,693.0)
Issuance of long-term debt		905.0	993.0
Issuance of common shares under share option plans		228.0	133.0
(Purchase) issuance of common shares		(1,413.0)	2,782.0
Proceeds from sale of non-controlling interest		483.0
Dividends paid on common shares		(2,124.0)	(1,877.0)
Cash flow (used in) provided by financing activities		(4,223.0)	869.0
Decrease in Cash and Cash Equivalents		(276.0)	(958.0)
Effect of foreign exchange on cash and cash equivalents		(68.0)	(75.0)
Cash and cash equivalents at beginning of year		3,016.0	4,049.0
Cash and Cash Equivalents at End of Year		2,672.0	3,016.0
Supplementary Information Cash Flow [Abstract]
Interest paid		941.0	992.0
Income taxes paid (received)		557.0	(161.0)
Property damage insurance proceeds		CAD 76.0	CAD 41.0

[1]	Includes property damage insurance proceeds of $76 million for Syncrude.